11. SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2023
Notes
11. SEGMENTED INFORMATION

11.SEGMENTED INFORMATION

The Company has one reportable operating segment, that being the acquisition and exploration of mineral properties.  Geographical information is as follows:

	September 30, 2023	September 30, 2022
Non-current assets
USA	$784,997	$1,070,155
Peru	-	41,186
Canada	6,178,063	6,050,080
	$6,963,060	$7,161,421